Financial Liabilities	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Financial Liabilities
Financial liabilities

The breakdown of financial liabilities at December 31, 2018 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2019	2020	2021	2022	2023	Subsequent years	Non-current total	Total
Debentures and bonds	4,234	5,161	4,821	4,958	2,316	19,686	36,942	41,176
Promissory notes & commercial paper	1,979	113	—	—	117	245	475	2,454
Total Issues	6,213	5,274	4,821	4,958	2,433	19,931	37,417	43,630
Loans and other payables	2,925	515	876	525	849	2,865	5,630	8,555
Derivative instruments (Note 17)	230	628	300	224	138	997	2,287	2,517
Total	9,368	6,417	5,997	5,707	3,420	23,793	45,334	54,702

The estimate of future payments for interest on these financial liabilities at December 31, 2018 is as follows: 1,624 million euros in 2019, 1,399 million euros in 2020, 1,171 million euros in 2021, 1,021 million euros in 2022, 836 million euros in 2023 and 8,320 million euros in years after 2023. For floating rate financing, the Group mainly estimates future interest using the forward curve of the various currencies at December 31, 2018.
Derivative instruments consider the fair value of derivatives classified as financial liabilities, i.e. when they have a negative mark-to-market, yet excluding the fair value of derivatives classified as current financial assets (922 million euros) and non-current (2,776 million euros), i.e. when they have a positive mark-to-market.
In 2017 and 2018, the Group entered into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. When the new extended payment terms exceed customary payment terms in the industry, trade liabilities are reclassified to other financial liabilities and the deferred payments made are recognized in net cash flow used in financing activities (see Note 25). At December 31, 2018, the corresponding amount pending payment, recognized in “Loans and other payables”, was 210 million euros (153 million euros at December 31, 2017). The deferred payments made in relation to this item during the year amounted to 428 million euros (717 million euros in 2017).
The composition of these financial liabilities by category at December 31, 2018 and 2017 is as follows:

December 31, 2018
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	43,630	43,630	44,939
Loans and other payables	—	—	—	—	—	—	8,555	8,555	8,517
Derivative instruments	870	—	1,647	71	2,446	—	—	2,517	2,517
Total financial liabilities	870	—	1,647	71	2,446	—	52,185	54,702	55,973

December 31, 2017
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	43,694	43,694	47,166
Loans and other payables	—	—	—	—	—	—	8,900	8,900	9,010
Derivative instruments	1,180	—	1,972	80	3,072	—	—	3,152	3,152
Total financial liabilities	1,180	—	1,972	80	3,072	—	52,594	55,746	59,328

The calculation of the fair values of the Telefónica Group’s debt instruments required an estimate of the credit spread curve for each currency and corresponding subsidiary using the prices of the Group’s bonds and credit derivatives.
At December 31, 2018, some of the financing arranged by Telefónica Group companies in Latin America (Brazil, Panama, Ecuador and Guatemala), which amounted to approximately 2% of the Telefónica Group’s gross debt, was subject to compliance with certain financial covenants. To date, these covenants are being met. Due to the absence of cross-defaults, breach of the covenants would not affect the debt at Telefónica, S.A. level.
Part of the amount owed by the Telefónica Group includes restatements related to amortized cost at December 31, 2018 and 2017 as a result of fair value interest rate and exchange rate hedges.

Issues, promissory notes, commercial paper, loans and other payables
The movement in changes in issues, promissory notes, commercial paper, loans and other payables in 2018 and 2017 arising from financial activities is as follows:

		Cash used in financing activities
Millions of euros	Balance at 12/31/17	Cash received	Cash paid	Translation differences and exchange gains and losses	Fair value adjustment and financial updates	Other movements	Balance at 12/31/18
Issues	41,288	4,289	(4,654)	533	(280)	—	41,176
Promissory notes and commercial paper	2,406	299	(255)	4	—	—	2,454
Loans and other payables	8,900	3,465	(4,161)	80	10	261	8,555

		Cash used in financing activities
Millions of euros	Balance at 12/31/16	Cash received	Cash paid	Translation differences and exchange gains and losses	Fair value adjustment and financial updates	Other movements	Balance at 12/31/17
Issues	42,084	8,390	(6,687)	(2,178)	(296)	(25)	41,288
Promissory notes and commercial paper	3,360	60	(1,008)	(6)	—	—	2,406
Loans and other payables	11,397	4,209	(6,241)	(699)	(16)	(250)	8,900

Debentures and bonds
At December 31, 2018, the nominal amount of outstanding debentures and bonds issues is 39,709 million euros (39,581 million euros at December 31, 2017). Appendix III presents the characteristics of all outstanding debentures and bond issues at the year-end of 2018, and the significant issues made during the year.
On July 24, 2017, the mandatory exchangeable bonds convertible into ordinary shares of Telecom Italia, S.p.A., issued by Telefónica, S.A. on July 24, 2014, for 750 million euros, matured. At the maturity date, the Company fulfilled its commitments to deliver the shares with the vesting of the equity swap instrument arranged for that purpose.
Telefónica, S.A. has a full and unconditional guarantee on issues made by Telefónica Emisiones, S.A.U., Telefónica Finanzas México, S.A. de C.V., Telefónica Europe, B.V. and Telefónica Participaciones, S.A.U., all of which are directly or indirectly fully-owned subsidiaries of Telefónica, S.A.
Promissory notes and commercial paper
The main programs for issuance of promissory notes and commercial paper are the following:

•
At December 31, 2018, Telefónica Europe, B.V. had a commercial paper issuance program guaranteed by Telefónica, S.A. for up to 5,000 million euros. The outstanding balance of commercial paper issued under this program at December 31, 2018 was 1,666 million euros, issued at an average interest rate of -0.23% for 2018 (1,850 million euros issued in 2017 at an average rate of -0.17%).

•
At December 31, 2018, Telefónica, S.A. had a corporate promissory note program for 500 million euros, which can be increased to 2,000 million euros, with an outstanding balance at December 31, 2018 of 181 million euros (204 million euros in 2017).

Interest-bearing debt
The average interest rate on outstanding loans and other payables at December 31, 2018 was 1.70% (2.01% in 2017). This percentage does not include the impact of hedges arranged by the Group.
The main financing transactions included under “Interest-bearing debt” outstanding at December 31, 2018 and 2017 and their nominal amounts are provided in Appendix V.
Interest-bearing debt arranged or repaid in 2018 mainly includes the following:

Description	Limit 12/31/2018 (million euros)	Currency	Outstanding balance 12/31/2018 (million euros)	Arrangement date	Maturity date	Drawndown 2018 (million euros)	Repayment 2018 (million euros)
Telefónica, S.A.
Syndicated facility (1)	5,500	EUR	—	03/15/2018	03/15/2023	—	—
Bilateral loan	100	EUR	100	11/24/2017	01/30/2026	100	—
Bilateral loan	100	EUR	100	12/28/2017	10/22/2020	100	—
Bilateral loan	385	EUR	385	12/20/2017	07/22/2019	385	—
Loan (2)	—	EUR	—	03/08/2016	09/28/2018	—	(300)
Bilateral loan (3)	1,000	EUR	1,000	06/26/2014	06/26/2019	—	(500)
Telxius Telecom, S.A.
Syndicated facility (4)	300	EUR	300	12/01/2017	12/01/2023	300	—
Telefónica Europe, B.V.
Structured financing (*)	—	EUR	1,500	11/28/2016	11/28/2024	750	—

(1)
On March 15, 2018, Telefónica, S.A. executed a syndicated facility agreement for an aggregate amount of 5,500 million euros which unifies and replaces two existing revolving credit facilities: a revolving credit facility for 3,000 million euros with maturity in February 2021, and a credit facility of 2,500 million euros with maturity in February 2022. The facility agreement matures in 2023, with two annual extension options, at the request of Telefónica, for a maximum maturity in 2025.

(2)	On September 28, 2018, an early repayment was made by Telefónica, S.A. for the 300 million euros loan originally scheduled to mature on March 8, 2021.

(3)	On July 17, 2018, an early repayment was made by Telefónica, S.A. for 500 million euros originally scheduled to mature on June 26, 2019.

(4)	On December 1, 2018, Telxius Telecom, S.A. extended for 12 months its syndicated facility signed in December 2017.
(*) Facility with amortization schedule, showing the undrawn amount in the column "Limit".
At December 31, 2018, the Telefónica Group presented availabilities of financing from different sources that amounted to approximately 12,219 million euros (13,531 million euros at December 31, 2017), of which 11,887 million euros will mature in more twelve months.
Loans by currency
The breakdown of “Loans and other payables” by currency at December 31, 2018 and 2017, and the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Local Currency		Euros
Currency	12/31/18	12/31/17	12/31/18	12/31/17
Euro	5,114	4,682	5,114	4,682
U.S. dollar	2,413	2,936	2,106	2,448
Brazilian real	2,964	3,939	668	993
Colombian peso	1,031,005	1,398,550	277	391
Pounds sterling	100	106	112	120
Peruvian nuevo sol	525	462	136	119
Other currencies			142	147
Total Group			8,555	8,900